Cover	Oct. 31, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 31, 2025
Entity Registrant Name	EQT Exeter Real Estate Income Trust, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	333-273163
Entity Tax Identification Number	88-4108741
Entity Address, City or Town	Radnor
Entity Address, Address Line One	Five Radnor Corporate Center100 Matsonford Road, Suite 250
Entity Address, Postal Zip Code	19087
Entity Address, State or Province	PA
Local Phone Number	828-3200
City Area Code	610
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0001946997
Amendment Flag	false